INCOME TAXES (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Income before income taxes:
Domestic	¥ 62,214	¥ 93,353	¥ 81,713
Foreign	59,648	52,915	19,650
Total income before income taxes	121,862	146,268	101,363
Current income taxes:
Domestic	29,924	32,761	27,906
Foreign	16,380	8,139	11,749
Total current income taxes	46,304	40,900	39,655
Deferred income taxes:
Domestic	(42,237)	3,368	1,045
Foreign	(7,508)	6,986	(6,688)
Total deferred income taxes	(49,745)	10,354	(5,643)
Total income taxes	¥ (3,441)	¥ 51,254	¥ 34,012